Consolidated Statements of Cash Flows (unaudited) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Operating Activities
Net Earnings (Loss)	$ 551	$ (194)	$ 995	$ (2,226)
Depreciation, Depletion and Amortization	1,153	1,092	3,234	2,615
Exploration Expense	1	25	12	32
Inventories	0	0	16	549
Deferred Income Tax Expense (Recovery)	191	(177)	281	(656)
Unrealized (Gain) Loss on Risk Management	(27)	(135)	226	7
Unrealized Foreign Exchange (Gain) Loss	111	(140)	(220)	229
Re-measurement of Contingent Payment, Net of Cash Paid	79	(31)	515	(97)
(Gain) Loss on Divestiture of Assets	(25)	(1)	(97)	0
Unwinding of Discount on Decommissioning Liabilities	49	14	143	43
Realized Inventory Write-Down	0	(14)	(31)	(568)
Realized Foreign Exchange (Gain) Loss on Non-Operating Items	139	(30)	137	(33)
(Income) Loss From Equity-Accounted Affiliates	(13)	0	(40)	0
Distributions Received From Equity-Accounted Affiliates	26	0	115	0
Other	107	(2)	14	(111)
Settlement of Decommissioning Liabilities	(38)	(3)	(67)	(36)
Net Change in Non-Cash Working Capital	(166)	328	(1,498)	275
Cash From (Used in) Operating Activities	2,138	732	3,735	23
Investing Activities
Capital Expenditures – Exploration and Evaluation Assets	(16)	(1)	(37)	(42)
Capital Expenditures – Property, Plant and Equipment	(631)	(151)	(1,691)	(567)
Proceeds From Divestitures	83	1	188	2
Cash Acquired Through Business Combination	0	0	735	0
Net Cash Received on Assumption of Decommissioning Liabilities	75	0	75	0
Net Change in Investments and Other	(2)	0	(33)	(4)
Net Change in Non-Cash Working Capital	164	15	216	(52)
Cash From (Used in) Investing Activities	(327)	(136)	(547)	(663)
Net Cash Provided (Used) Before Financing Activities	1,811	596	3,188	(640)
Financing Activities
Issuance (Repayment) of Short-Term Borrowings	(19)	(159)	(108)	133
Issuance of Long-Term Debt	1,557	1,326	1,557	1,326
(Repayment) of Long-Term Debt	(2,336)	0	(2,336)	(112)
Net Issuance (Repayment) of Revolving Long-Term Debt	0	(1,444)	(350)	(220)
Principal Repayment of Leases	(70)	(45)	(222)	(149)
Proceeds From Exercise of Warrants	1	0	2	0
Cash From (Used in) Financing Activities	(913)	(322)	(1,591)	901
Effect of Foreign Exchange on Cash and Cash Equivalents	57	(22)	35	(43)
Increase (Decrease) in Cash and Cash Equivalents	955	252	1,632	218
Cash and Cash Equivalents, Beginning of Period	1,055	152	378	186
Cash and Cash Equivalents, End of Period	2,010	404	2,010	404
Common shares
Financing Activities
Dividends paid	(35)	0	(106)	(77)
Preferred Shares
Financing Activities
Dividends paid	$ (9)	$ 0	$ (26)	$ 0